STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Appropriation of after tax income to statutory surplus reserve per annum	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Minimum appropriation of after tax income to development fund for profit of private schools	10.00%
Minimum appropriation of annual increase of net assets to development fund for non-profit private schools	10.00%
Appropriations to statutory surplus reserve	$ 28,619	$ 9,434
Appropriations to development fund	8,482	4,965
Paid-in capital of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	730,414	723,859
Statutory reserve of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	216,638	179,537
Total of restricted net assets of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	$ 947,052	$ 903,396